Note 13 - Preferred Stock and Warrants (Details Textual) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 26, 2018	Apr. 27, 2017	Jun. 30, 2018	Mar. 31, 2018	Mar. 25, 2017	Mar. 25, 2018	Jan. 19, 2016
Payments of Stock Issuance Costs				$ 102,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.15
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							0.75
Beneficial Conversion Feature Upon Issuance of Preferred Shares
Fair Value of Warrants Issued as Issuance Costs for Preferred Stock				$ 54,000
PFG Loan [Member]
Stock Issued During Period, Shares, New Issues		190,000
Debt Instrument, Amount of Indebtedness Restructured	$ 1,700,000
Series E Preferred Stock Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights, Percentage of Common Shares Into Which the Preferred Shares Can Be Converted	5.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	223,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25
The 2016 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,787,872
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25						$ 1.15
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights, Alternative Price for Certain Investors							$ 0.25
Class of Warrant or Right, Exercise Price Reduction, Number	1,759,268
Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25					$ 1.15
Class of Warrant or Right, Exercise Price Reduction, Number	292,727
Series E Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	43,800		8,800
Preferred Stock, Dividend Rate, Percentage	6.00%
Issuance of Stock, Number of Investors	15
Shares Issued, Price Per Share	$ 25		$ 25
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 1,095,000
Proceeds from Issuance of Preferred Stock and Preference Stock, Net of Issuance Costs	$ 1,000,000
Stock Issued During Period, Placement Agent Fees, Percentage of Gross Proceeds	5.00%
Payments of Stock Issuance Costs	$ 57,000
Convertible Preferred Stock, Conversion Price Per Share	$ 0.25
Convertible Preferred Stock, Shares Issued upon Conversion	100
Convertible Preferred Stock, Common Shares That Would Be Issued If All Preferred Shares Were Converted	4,380,000			4,380,000
Convertible Preferred Stock, Common Shares That Would Be Issued If All Preferred Shares Were Converted, Percentage of Pro Forma Common Stock	31.00%			31.00%
Convertible Preferred Stock, Common Shares That Would Be Issued If All Preferred Shares Were Converted, Percentage of Pro Forma Common Stock If All Classes of Convertible Preferred Stock Were Converted	27.00%			27.00%
Convertible Preferred Stock, Common Shares That Would Be Issued If All Preferred Shares Were Converted, Percentage of Pro Forma Common Stock If All Convertible Preferred Stock Were Converted and All Warrants Exercised	22.00%			22.00%
Preferred Stock, Redemption Price Percentage	300.00%			300.00%
Preferred Stock, Redemption Price Per Share	$ 75			$ 75
Preferred Stock, Liquidation Preference, Percentage	150.00%
Preferred Stock, Liquidation Preference Per Share	$ 37.50
Convertible Preferred Stock, Termination of Right to Approve Parity Securities, Threshold Shares	22,300
Convertible Preferred Stock, Termination of Right to Approve Parity Securities, Threshold Percentage	50.00%
Convertible Preferred Stock, Termination of Right to Approve Parity Securities, Threshold Closing Price	$ 0.75
Convertible Preferred Stock, Termination of Right to Approve Parity Securities, Threshold Trading Volume	100,000
Preferred Stock, Investor Rights Agreement, Period During Which Payment-in-kind Dividends May Potentially Be Received	2 years
Preferred Stock, Investor Rights Agreement, Ability to Issue Additional Debt Other Than Trade Debt and Commercial Bank Working Capital Debt, Required Percentage of Approval By Holders	66.60%
Issuance of Preferred Stock, Amount Deducted from Gross Proceeds Attributable to the Re-pricing of Warrants	$ 203,000
Beneficial Conversion Feature Upon Issuance of Preferred Shares	557,000
Fair Value of Warrants Issued as Issuance Costs for Preferred Stock	53,000
Proceeds from Issuance of Convertible Preferred Stock	1,095,000		$ 220,000
Series E Preferred Stock [Member] | The 2016 Warrants [Member]
Class of Warrant or Right, Alternative Exercise Price, Criteria, Amount of Preferred Stock Purchased	$ 200,000
Class of Warrant or Right, Alternative Exercise Price, Criteria, Percentage of Preferred Stock Purchased	50.00%